Acquisitions (Fair Value of Consideration Transferred - MarkWest) (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 04, 2015	Mar. 01, 2014	May. 02, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Fair value of units issued				$ 7,326	$ 0	$ 0
Cash		$ 310	$ 100	12	910	100
Payable to MarkWest Class B unitholders				$ 50	$ 0	$ 0
MarkWest [Member]
Business Acquisition [Line Items]
Fair value of units issued	$ 7,326
Cash	1,230
Payable to MarkWest Class B unitholders	50
Total fair value of consideration transferred	$ 8,606